Equity Incentive Plan - Summary of the stock option activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Outstanding, Beginning Balance, Number of Shares	14,132,152	6,861,975
Outstanding, Beginning Balance, Weighted Average Exercise Price Per Share	$ 0.11	$ 0.11
Options granted , Numbers of Shares	3,571,334	7,499,344
Options granted, Weighted Average Exercise Price Per Share	$ 0.14	$ 0.11
Options exercised , Numbers of Shares	(7,259,185)	(100,000)
Options exercised, Weighted Average Exercise Price Per Share	$ 0.11	$ 0.10
Options Cancelled , Number of Shares	(365,158)	(129,167)
Options Cancelled , Weighted average exercise price	$ 0.10	$ 0.10
Outstanding, Ending Balance, Number of Shares	10,079,143	14,132,152	6,861,975
Outstanding, Ending Balance, Weighted Average Exercise Price Per Share	$ 0.12	$ 0.11	$ 0.11
Outstanding, Weighted Average Remaining Contractual Term (Years)	8 years 6 months	8 years 6 months	8 years 6 months
Vested and expected to vest as of December 31, 2020, Number of Shares	2,814,734
Vested and expected to vest as of December 31, 2020, Weighted average exercise price	$ 0.10
Vested and expected to vest as of December 31, 2020, Weighted Average Remaining Contractual Term (Years)	6 years 9 months 18 days